Prepayments and other receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Advances to suppliers	¥ 54,197	¥ 80,647
Prepaid expenses	32,985	45,818
Deposits	235,662	88,587
Advances to used car dealers	11,774	62,843
Staff advances	13,038	57,355
VAT and other taxes receivables	596,494	638,267
Interest receivable	64,066	23,548
Loans to third parties	325,057	51,000
Other receivables from third parties	414,209	0
Loan recognized as a result of payment under the guarantee	29,060	0
Other receivables from disposal of assets	104,357	0
Others	158,400	55,618
Prepayments and other receivables	¥ 2,039,299	¥ 1,103,683